Mining interests and plant and equipment - Disclosure of detailed information about mining interests and plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	$ 489,512	$ 343,693
Acquisition of the San Antonio gold project	0	58,368
Additions	197,375	86,352
Impairment	(58,417)	0
Mining exploration tax credits	(1,585)	(4,608)
Change in environmental rehabilitation assets	19,522	3,414
Depreciation	(7,814)	(5,340)
Depreciation capitalized	4,136	4,019
Share-based compensation capitalized	2,127	688
Transfers	0	0
Pre-commercial revenues	(7,275)	0
Disposals and others	(213)	(388)
Currency translation adjustments	(1,713)	3,314
Closing balance	635,655	489,512
Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	496,848
Closing balance	707,482	496,848
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	(7,336)
Closing balance	(71,827)	(7,336)
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	459,303	320,008
Acquisition of the San Antonio gold project	0	57,038
Additions	139,183	75,437
Impairment	(58,417)	0
Mining exploration tax credits	(1,585)	(4,608)
Change in environmental rehabilitation assets	19,522	3,414
Depreciation	0	0
Depreciation capitalized	4,136	4,019
Share-based compensation capitalized	2,127	688
Transfers	(11,221)	0
Pre-commercial revenues	(7,275)	0
Disposals and others	0	0
Currency translation adjustments	(1,820)	3,307
Closing balance	543,953	459,303
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	459,303
Closing balance	602,370	459,303
Mining interests [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	0
Closing balance	(58,417)	0
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	30,209	23,685
Acquisition of the San Antonio gold project	0	1,330
Additions	58,192	10,915
Impairment	0	0
Mining exploration tax credits	0	0
Change in environmental rehabilitation assets	0	0
Depreciation	(7,814)	(5,340)
Depreciation capitalized	0	0
Share-based compensation capitalized	0	0
Transfers	11,221	0
Pre-commercial revenues	0	0
Disposals and others	(213)	(388)
Currency translation adjustments	107	7
Closing balance	91,702	30,209
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	37,545
Closing balance	105,112	37,545
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	(7,336)
Closing balance	$ (13,410)	$ (7,336)